Earnings Per Share	12 Months Ended
Jun. 30, 2018
Earnings per share [abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share is computed by dividing the net income attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share is computed by giving effect to all potential weighted-average dilutive shares. The dilutive effect of outstanding awards is reflected in diluted earnings per share by application of the treasury stock method.
Upon the closing of our IPO, all then-outstanding Series A preference shares automatically converted into 12.4 million Class A ordinary shares, all then-outstanding restricted shares automatically converted into 17.2 million Class A ordinary shares and all then-outstanding Series B preference shares automatically converted into an aggregate of 15.0 million Class B ordinary shares.
Prior to the IPO in fiscal year 2016, basic and diluted net income per share attributable to ordinary shareholders was presented in conformity with the two-class method required for participating shares. The Group considered its then outstanding Series A preference shares and Series B preference shares to be participating securities. The rights of the holders of Class A ordinary shares and Class B ordinary shares are identical, except with respect to voting, conversion and transfer rights. Under the two-class method, net income attributable to ordinary shareholders is determined by allocating undistributed earnings, calculated as net income less current period dividends paid to preference shares, between ordinary shares and preference shares based on their respective dividend allocations.
A reconciliation of the calculation of basic and diluted earnings (loss) per share is as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands, except per share data)
Numerator:
Net income (loss)	$(119,341)	$(42,504)	$4,373
Less: Allocation of earnings to preference shares—basic	—	—	(274)
Net income (loss) attributable to ordinary shareholders—basic	(119,341)	(42,504)	4,099
Add: Reallocation of earnings to ordinary shares	—	—	14
Net income (loss) attributable to ordinary shareholders—diluted	$(119,341)	$(42,504)	$4,113
Denominator:
Weighted-average ordinary shares outstanding—basic	231,184	222,224	182,773
Effect of potentially dilutive shares:
Share options and RSUs	—	—	10,708
Weighted-average ordinary shares outstanding—diluted	231,184	222,224	193,481
Net income (loss) per share attributable to ordinary shareholders:
Basic net income (loss) per share	$(0.52)	$(0.19)	$0.02
Diluted net income (loss) per share	$(0.52)	$(0.19)	$0.02

For fiscal years ended June 30, 2018 and June 30, 2017, 12.8 million and 13.8 million, respectively of potentially anti-dilutive shares were excluded from the computation of net loss per share.